General and Administrative (Tables)	12 Months Ended
Mar. 31, 2025
General and Administrative [Abstract]
Schedule of General and Administrative Expenses
General and administrative expenses consist of:

	Year ended March 31, 2025			Year ended March 31, 2024
	Corporate	Mines	Total	Corporate	Mines	Total
Amortization and depreciation	$660	$1,152	$1,812	$588	$1,094	$1,682
Office administrative expenses	2,432	3,735	6,167	2,042	2,613	4,655
Professional fees	1,400	536	1,936	860	565	1,425
Salaries and benefits	9,381	7,176	16,557	6,459	6,550	13,009
Share-based compensation	3,692	—	3,692	4,146	—	4,146
	$17,565	$12,599	$30,164	$14,095	$10,822	$24,917